Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	May. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
General and administrative expense				$ 500	$ 0
Investor [Member] | Customer Concentration Risk [Member] | Sales [Member]
Related Party Transaction [Line Items]
Percentage of related-party revenue				41.00%	43.00%
Affiliated Entity [Member]
Related Party Transaction [Line Items]
General and administrative expense	$ 500
Sanofi [Member] | Investor [Member]
Related Party Transaction [Line Items]
Ownership percentage of a related party in a customer of the company				100.00%
Sanofi [Member]
Related Party Transaction [Line Items]
Ownership percentage of a related party in a customer of the company		100.00%
Sanofi [Member] | Sales [Member]
Related Party Transaction [Line Items]
Percentage of related-party revenue		31.00%	39.00%